Exhibit 99.3

Exception Grades

Run Date - 5/28/2026 10:59:35 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
225504288		3158624911		36340956			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Policy Amount of $[Redacted] is less than the note amount of $[Redacted] based on the Commitment in file.				Reviewer Comment (2026-04-30): final title policy received Buyer Comment (2026-04-30): Please review Final title policy	04/30/2026			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504288		3158624911		36340989			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-04-24): Sufficient Cure Provided At Closing		04/24/2026		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504289		3158624912		36345274			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of high risk collateral. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-04-27): Exception approved with comp factors.			04/27/2026	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504291		3158624915		36341372			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Escalation Form in file for lender exception of [Redacted] Decline of co-op project. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved with comp factors,.	SitusAMC,Originator SitusAMC SitusAMC	Reviewer Comment (2026-04-27): Exception approved with comp factors.			04/27/2026	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504293		3158624917		36343361			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Loan Discount Points Fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-04-29): valid COC received and disclosed timely to borrower Buyer Comment (2026-04-28): Do not Concur. Valid CIC for loan amount [Redacted] CD [Redacted] disclosed timely same day	04/29/2026			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504295		3158624920		36365786			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Reviewer Comment (2026-05-01): disclosure provided to borrower in initial package	05/01/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504297		3158624923		36343551			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Escalation Form in file for lender exception due to [Redacted] Decline. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-04-27): Exception approved with comp factors.			04/27/2026	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504298		3158624924		36346329			Compliance	Compliance	Federal Compliance	TILA Right-to- Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Reviewer Comment (2026-04-28): correct disclosure was utilized based on lender explanation Buyer Comment (2026-04-28): Do not Concur. The original creditor field in [Redacted] was correctly entered as a [Redacted] affiliate which matched the [Redacted]. The rescindable amount is negative value. There were netting escrows on the [Redacted] payoff and the escrow balance on that lien was negative also. These negative amounts play a role in the [Redacted] system to why the H-8 form was selected.	04/28/2026			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504299		3158624925		36341273			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The initial CD is dated [Redacted]; however, there is no documentation in file to evidence receipt of the document by the borrower and the presumed receipt date would not have been at least 3 business days prior to closing.				Reviewer Comment (2026-04-28): evidence of initial CD sent electronically has been received Buyer Comment (2026-04-28): Do not Concur. Initial CD sent via [Redacted]	04/28/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504299		3158624925		36345685			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $0.00. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Discount Points fee changed to $[Redacted] on the LE dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-04-29): valid COC received and disclosed timely to borrower Buyer Comment (2026-04-28): Do not Concur. Valid CICs for loan points and appraised value [Redacted]. LE disclosed same day	04/29/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504301		3158624930		36346017			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted].				Reviewer Comment (2026-04-30): cured at closing Reviewer Comment (2026-04-30): reopen Reviewer Comment (2026-04-29): Cured at closing. Buyer Comment (2026-04-28): Do not Concur. The project processing fee $[Redacted] is already cured at closing for a tolerance violation. Please take that fee out of your calculations.	04/30/2026			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504301		3158624930		36346018			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page [Redacted] that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted]				Reviewer Comment (2026-04-30): cured at closing Reviewer Comment (2026-04-30): reopen Reviewer Comment (2026-04-29): Cured at closing. Buyer Comment (2026-04-28): Do not Concur. The project processing fee $[Redacted] is already cured at closing for a tolerance violation. Please take that fee out of your calculations.	04/30/2026			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504301		3158624930		36346019			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2026-04-27): Sufficient Cure Provided At Closing		04/27/2026		1	A	A	A	A	A	A	A	A	A	A		PA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504304		3158624938		36367491			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-04-29): Sufficient Cure Provided At Closing		04/29/2026		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504313	3158624948	36352553	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2026-05-08): Shoppable title fees included in [Redacted]% baseline. Actual costs subject to [Redacted]% tolerance at consummation did not exceed [Redacted]% compared to from original estimate.

Reviewer Comment (2026-05-07): [Redacted] received rebuttal, however we require valid COC for increase of recording fee from $[Redacted] to $[Redacted] or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2026-05-06): Do Not Concur. Please see system snip of the calculation, the recording fees increased but no cure was due to the borrower.  Baseline fees total: [Redacted]+ [Redacted]+ [Redacted]= [Redacted]
Actual fees total: [Redacted]+ [Redacted]+ [Redacted]+ [Redacted]= [Redacted]

Difference: [Redacted]- [Redacted]= [Redacted] increase
[Redacted]% tolerance on baseline: [Redacted]% of [Redacted]= [Redacted]

Since the increase of $[Redacted]is less than the [Redacted]% tolerance of $[Redacted], no cure would be required based on this cumulative tolerance assumption.

Reviewer Comment (2026-05-06): [Redacted] received rebuttal comment that [Redacted]% baseline includes the fee which are not imposed to borrower or paid by borrower however, Section 1026.19(e)([Redacted])(ii) provides that certain estimated charges are in good faith if the sum of all such charges paid by or imposed on the consumer does not exceed the sum of all such charges disclosed pursuant to § [Redacted](e) by more than [Redacted] percent. Section [Redacted](e)([Redacted])(ii) permits this limited increase for only the following items:

i. Fees paid to an unaffiliated third party if the creditor permitted the consumer to shop for the third-party service, consistent with § [Redacted](e)[Redacted].

ii. Recording fees.
Provide a Corrected CD disclosing the tolerance cure of $[Redacted], a copy of the refund check, Proof of mailing, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

Buyer Comment (2026-05-04): Do not Concur. The [Redacted]% baseline is as the disclosed fees such as the title fees and recording fees. The lender paying the title fees are in favor to the customer, but the baseline stays the same as disclosed. The [Redacted]% baseline on the initial LE was $[Redacted]. The customer is not overcharged and no cure due back.

Reviewer Comment (2026-05-04): [Redacted] : The title fees are paid by lender; therefore, these fees are not subject to include in the [Redacted]% tolerance. Only the Section E recording fee falls under the [Redacted]% tolerance baseline. A valid COC for the increased fee or a cure to the borrower is required

Buyer Comment (2026-04-30): Do not Concur. [Redacted] is only including [Redacted] recording fees in the [Redacted]% baseline. Ten Percent baseline consist of title fees AND recording fees. No cure due back. The [Redacted]% baseline on the initial LE was $[Redacted]. The customer was only charged $[Redacted] at closing. No cure due back

Reviewer Comment (2026-04-30): [Redacted]: On LE recording fee disclosed of $[Redacted] and further increase to $[Redacted] on [Redacted] initial CD without VCCs. This is causing the fee was exceeds over [Redacted]% tolerance. A valid COC for the fee increased or refund cure of $[Redacted] (ILE $[Redacted] + [Redacted]% ($[Redacted]) = $[Redacted]- [Redacted] FCD) is required to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2026-04-28): Do not Concur. The [Redacted]% baseline on the initial LE was $[Redacted]. The customer was only charged $[Redacted] at closing. No cure due back
																		05/08/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504315		3158624950		36352113			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file was missing a copy of Insurance Verification for the property of [Redacted].				Reviewer Comment (2026-05-01): REO documentation in file is acceptable Buyer Comment (2026-05-01): Per lox the [Redacted] property is labeled as Burbank properties on the tax returns provided and the insurance amount is [Redacted]	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504315		3158624950		36352123			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file was missing a copy of Insurance Verification for the property of [Redacted].				Reviewer Comment (2026-05-01): REO documentation in file is acceptable Buyer Comment (2026-05-01): Property at [Redacted] is owned free and clear ins is not required. Taxes are [Redacted] per month	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504315		3158624950		36352125			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file was missing a copy of Insurance Verification for the property of [Redacted]				Reviewer Comment (2026-05-01): REO documentation in file is acceptable Buyer Comment (2026-05-01): [Redacted] property is free and clear and does not have property ins	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504315		3158624950		36352154			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $0.00. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Discount Points fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-04-29): [Redacted] Received valid COC dated[Redacted]. Buyer Comment (2026-04-28): Do not Concur. Valid CICs for product and loan points [Redacted]. CD [Redacted] disclosed timely	04/29/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504316		3158624951		36352706			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Product Change	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure issued on [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation.	Revised CD issued [Redacted] contained a change in loan product from a [Redacted] yr ARM to a [Redacted] yr ARM and the CD was not received by the borrower at least [Redacted] business days prior to closing.				Reviewer Comment (2026-04-29): evidence of interim CD delivered electronically has been received Buyer Comment (2026-04-29): Do Not Concur. Please see the proof of the borrower's e-consent to receive documents electronically and electronic delivery of the closing disclosure on [Redacted]	04/29/2026			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504316		3158624951		36352708			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Recording Fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-05-05): [Redacted] received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Buyer Comment (2026-05-01): Please see attached PCCD and Refund for $[Redacted] recording fee		05/05/2026		2	C	B	C	B	C	B	C	B	C	B		CT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504320		3158624962		36345720			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Unable to determine the date of loan changing from fixed rate to an ARM.				Reviewer Comment (2026-04-28): disclosure sent to borrower timely based on product change date received Buyer Comment (2026-04-28): Loan changed from a fixed to an ARM on [Redacted] See attached CIC	04/28/2026			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504320		3158624962		36345721			Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Unable to determine the date of loan changing from fixed rate to an ARM.				Reviewer Comment (2026-04-28): disclosure sent to borrower timely based on product change date received Buyer Comment (2026-04-28): Loan changed from a fixed to an ARM on [Redacted]. See attached CIC	04/28/2026			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504320		3158624962		36349414			Compliance	Compliance	Federal Compliance	TILA	Loan Product Switched From Fixed to ARM	Unable to determine when loan switched from a fixed rate to an adjustable rate due to missing information.					Reviewer Comment (2026-04-28): disclosure sent to borrower timely based on product change date received	04/28/2026			1	A	A	A	A	A	A	A	A	A	A		OH	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504320	3158624962	36349725	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of property with outstanding repairs. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-04-27): Exception approved with comp factors.			04/27/2026	2	B	B	B	B	B	B	B	B	B	B		OH	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504325		3158624968		36473255			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception due to [Redacted] decline. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-05-13): Exception approved with comp factors.			05/13/2026	2		B		B		B		B		B		CA	Primary	Purchase		A	B	A	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504326		3158624969		36352073			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted]over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. No Change of Circumstance found in file; no cure was provided to the borrower.				Reviewer Comment (2026-04-29): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2026-04-28): Do not Concur. Valid CIC for loan amount [Redacted]. CD [Redacted] disclosed timely same day	04/29/2026			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504329		3158624973		36368038			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Final Closing Disclosure (Material Disclosures) Provided to All Parties	Truth in Lending Act: Closing Disclosure was not provided to all parties whose ownership interest is or will be subject to the security interest.	None of the final CDs in file are signed. Unable to determine if the CD was provided to the non-borrowing title holder.				Reviewer Comment (2026-05-15): evidence of delivery to borrower and non-borrowing title holder received and acceptable Buyer Comment (2026-05-15): Do Not Concur. Please see electronic delivery record of the closing disclosure to the borrower, as well as CD package sent to the non borrowing title holder prior to closing, and the signed closing CD.	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Evidence of earlier receipt of accurate material disclosures or if unavailable, provide: CD with accurate material disclosures to all parties with right to rescind, Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form with new 3-day waiting period	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504330		3158624976		36351100			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-05-04): [Redacted] received COC dated [Redacted]. Buyer Comment (2026-04-30): Do not Concur. Appraisal is being reused from prior loan. Valid CIC [Redacted] and LE redisclosed timely	05/04/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504333		3158624979		36346337			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2026-04-27): Sufficient Cure Provided At Closing		04/27/2026		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504333		3158624979		36346343			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify. Sec ID: 7		Secondary valuation does not support value within [Redacted]%. A higher level valuation supporting the original appraised value is required.				Reviewer Comment (2026-05-13): BPO received and supports the appraisal value Buyer Comment (2026-05-12): Please see attached BPO.	05/13/2026			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504334		3158624980		36347761			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Appraisal Copy/Rush Fee changed to $[Redacted] on the LE dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-04-29): valid COC received and disclosed timely to borrower Buyer Comment (2026-04-28): Do not Concur. Appraisal is being reused from prior loan. Valid CIC [Redacted] and LE redisclosed timely	04/29/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504336		3158624982		36346085			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Earliest dated CD in file is dated [Redacted] and it is not signed/dated to evidence receipt. The presumed receipt date would not have been at least 3 business days prior to closing.				Reviewer Comment (2026-04-28): evidence of initial CD sent electronically has been received Buyer Comment (2026-04-28): Do not Concur. Initial CD sent via [Redacted]	04/28/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504339		3158624988		36367838			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	[Redacted]% tolerance was exceeded by $[Redacted] due to an increase in the recording fee. No valid Change of Circumstance was provided, nor evidence of cure in the file.				Reviewer Comment (2026-05-20): Cured at closing or within 60 days of consummation prior to TPR review Reviewer Comment (2026-05-12): Cured at closing or within 60 days of consummation prior to TPR review	05/20/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504339		3158624988		36367839			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Second Appraisal Fee was not disclosed on the Loan Estimate. The file does not contain a valid Change of Circumstance for this fee, nor evidence of cure. Provide a post-close Closing Disclosure disclosing the tolerance cure to include $[Redacted], a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2026-05-20): Cured at closing or within 60 days of consummation prior to TPR review Reviewer Comment (2026-05-12): Cured at closing or within 60 days of consummation prior to TPR review	05/20/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504339	3158624988	36367840	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Administration Fee was not disclosed on the Loan Estimate. The file does not contain a valid Change of Circumstance for this fee, nor evidence of cure.	Reviewer Comment (2026-05-21): PCCD with fee moved to section F as required, LOX and proof of mailing received

Buyer Comment (2026-05-21): Please see attached PCCD

Reviewer Comment (2026-05-20): [Redacted] would require Post CD along with LOX by moving the fee to section F in order to clear the exception.

Buyer Comment (2026-05-19): After further review please verify that a PCCD is required moving the Admin Insurance Fee paid to Farmers in section C should be moved to section F with the HOI paid to Farmers. Please see attached Final fee sheet. This is a policy set up fee.

Reviewer Comment (2026-05-19): [Redacted] would require Post CD along with LOX by moving the fee to section H in order to clear the exception.

Buyer Comment (2026-05-18): Upon further review the Admin insurance fee paid to Farmers was put in section C and per the final fee sheet should be in section H with the HOI. Please verify that AMC agrees and I'll request the PCCD. No refund due back.

Reviewer Comment (2026-05-18): [Redacted] If the fee is a lender required fee than cure is due to the borrower and if the fee is not a lender required fee than detailed LOE and Corrected PCCD moving fee to section H required. LOE should state detailed information about the movement of fee along with reason for the movement.

Buyer Comment (2026-05-15): Concur that the Admin Insurance fee paid to Farmers Insurance $[Redacted] should not be in section C and should be moved to section H. But no cure is due back. Please verify that a PCCD is required with no refund.
																			05/21/2026		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504346	3158624996	36352768	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Recording Fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violation.	Reviewer Comment (2026-05-07): [Redacted] received LOX for rebuttal response with additional information for a valid Changed circumstance.

Buyer Comment (2026-05-06): Do Not Concur.  Not certain why the CIC is dated [Redacted] but please see system snip showing that we were first made aware from the customer on [Redacted] that a POA was needed and please see that CD [Redacted] issued on [Redacted] has the increased recording fees disclosed to the customer.

Reviewer Comment (2026-05-06): [Redacted] received rebuttal comment that fee was increase to $[Redacted] but the fee was increased on CD dated [Redacted] ([Redacted]) but the COC snip provided is dated [Redacted] which is after the CD was provided. COC cannot be dated after CD issued date. Please provide additional information if the lender was aware of the change on [Redacted] to re-baseline the fee.

Buyer Comment (2026-05-05): Do Not Concur. Please see on prior uploaded system and doc snips that the recording fees increase to the highest amount of $[Redacted] and disclosed timely on CD [Redacted] issued on [Redacted], the customer requested adding the POA on [Redacted]. The recording fees decreased to $[Redacted] on the final CD, please see further system snips showing that the cure of $[Redacted] was applied due to the increased [Redacted] fee.

Reviewer Comment (2026-05-01): [Redacted] received copy of the system snip with additional rebuttal response for the POA added on [Redacted]. However, the recording fee increases on [Redacted]prior to the [Redacted] response. Provide valid COC with supporting documentation timeline for review and to provide supporting information on when lender become aware of the POA requirement or Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2026-04-30): Do Not Concur.  The customer requested a POA for his wife on [Redacted] and the increased recording fees were disclosed timely on CD [Redacted].  The recording fee actual amount decreased at closing.
																		05/07/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504346		3158624996		36352769			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Attorney's Fee (Closing Agent and Other) Fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]0) is insufficient to resolve all tolerance violation.				Reviewer Comment (2026-05-01): [Redacted] received LOX for rebuttal response with additional information for a valid Changed circumstance. Buyer Comment (2026-04-30): Do Not Concur. The customer requested POA required additional work from the attorney which was discussed on [Redacted], please see system comments, the loan also qualified as a [Redacted] [Redacted] loan on [Redacted]5 see CIC system snip, the increased atty fee was disclosed timely on CD [Redacted].	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504347		3158624997		36368833			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The fees subject to [Redacted]% tolerance increased above the allowable limit. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2026-05-15): sufficient cure was provided at closing Buyer Comment (2026-05-15): Do Not Concur. The overage of the [Redacted]% fees was already cured at closing, please see signed CD cure amount snip provided.	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504347		3158624997		36368834			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $0.00. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Loan Discount Points fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2026-05-15): valid COC and timely delivery of fee change is acceptable Buyer Comment (2026-05-15): Do Not Concur. Please see pricing and lock expiration change and cic for the discount points increase, the discount points disclosed timely on CD [Redacted].	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504347		3158624997		36368835			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Appraisal Review fee of $[Redacted] was added on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations				Reviewer Comment (2026-05-15): valid COC and timely delivery of fee change is acceptable Buyer Comment (2026-05-15): Do Not Concur. Although on LE [Redacted] the entire appraisal fee for $[Redacted] was disclosed, it was determined that the appraisal from the prior loan could be used and a transfer and update was ordered, please see system notes and the new appraisal update fee was disclosed timely on LE [Redacted].	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504348		3158624998		36351812			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. No valid Change of Circumstance in file and no evidence of a tolerance cure.				Reviewer Comment (2026-05-01): [Redacted] received a valid COC. Buyer Comment (2026-04-30): Do not Concur. Valid CIC for loan amount change [Redacted]. CD[Redacted] generated and was sent via [Redacted] same day	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504348		3158624998		36356195			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Subordination fee was added on the LE dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-05-05): [Redacted] Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2026-05-04): Please see attached PCCD [Redacted]		05/05/2026		2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504350		3158625001		36351459			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2026-04-27): Sufficient Cure Provided At Closing		04/27/2026		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504351		3158625002		36354574			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Need sufficient cure amount for [Redacted]%				Reviewer Comment (2026-04-28): Sufficient Cure Provided At Closing		04/28/2026		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504352		3158625003		36356376			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Tax and Insurance verification missing for the property '[Redacted]'.				Reviewer Comment (2026-05-14): REO documents received and acceptable Buyer Comment (2026-05-14): ins is on pg [Redacted] Buyer Comment (2026-05-14): this is a co-op and the doc is on pg [Redacted]	05/14/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504352		3158625003		36364575			Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	The earliest dated ARM disclosure in file is dated [Redacted] which was not within [Redacted] business days of the application date.				Reviewer Comment (2026-05-15): proof of disclosure delivery to borrower received and acceptable Buyer Comment (2026-05-15): Do Not Concur. Please see electronic delivery proof of the application package to the borrower which includes the CHARM booklet and ARM disclosure and that it was sent within [Redacted] days of the application.	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504352		3158625003		36457103			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	The earliest dated ARM disclosure in file is dated [Redacted] which was not within [Redacted] business days of the application date.				Reviewer Comment (2026-05-15): proof of disclosure delivery to borrower received and acceptable Buyer Comment (2026-05-15): Do Not Concur. Please see electronic delivery proof of the application package to the borrower which includes the CHARM booklet and ARM disclosure and that it was sent within [Redacted] days of the application.	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504352		3158625003		36468012			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-05-13): Sufficient Cure Provided At Closing		05/13/2026		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504353		3158625004		36360636			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	No documentation in file of the receipt of the initial CD and the presumed receipt date would not have been at least [Redacted] business days prior to closing.				Reviewer Comment (2026-05-01): verification of disclosure delivery received Buyer Comment (2026-05-01): Do not Concur. Initial CD sent to customer via [Redacted] [Redacted]	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504353		3158625004		36360637			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four [Redacted] business days prior to closing.	No documentation of the receipt of the [Redacted] revised LE and the presumed receipt date would not have been at least [Redacted] business days prior to closing.				Reviewer Comment (2026-05-01): verification of disclosure delivery received Buyer Comment (2026-05-01): Do not Concur. Final LE was sent to the customer [Redacted] via [Redacted]	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504353		3158625004		36360638			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2026-04-28): Sufficient Cure Provided At Closing		04/28/2026		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504355		3158625008		36351907			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2026-04-27): Sufficient Cure Provided At Closing		04/27/2026		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504359		3158625013		36354020			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).				Reviewer Comment (2026-05-01): updated data has resolved the finding Buyer Comment (2026-05-01): Do not Concur. [Redacted] is including the section H fees: Coop legal $[Redacted]and Rec Review $[Redacted]as prepaid fees and should not be. Please see attached LOX from title.	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504359		3158625013		36354021			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page [Redacted] that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page [Redacted] that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).				Reviewer Comment (2026-05-01): updated data has resolved this finding and new finding issued	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504362	3158625017	36365164	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception of DTI ratio. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-04-29): Universal Product Exception Form in file, exception approved with comp factors.			04/29/2026	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504362	3158625017	36365175	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exception of DTI ratio. Exception approved with comp factor	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-04-29): Universal Product Exception Form in file, exception approved with comp factors.			04/29/2026	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504363		3158625020		36355134			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. No valid change of circumstance found in file and no evidence of a tolerance cure.				Reviewer Comment (2026-05-19): [Redacted] received copy of the system snip with additional information for a valid Changed circumstance. Buyer Comment (2026-05-15): Do Not Concur. Please see system snip of CIC for the appraised value being received, discount points increased to $[Redacted], were disclosed timely on LE v5, and decreased prior to closing.	05/19/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504363		3158625020		36355135			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. No valid change of circumstance found in file and no evidence of a tolerance cure.				Reviewer Comment (2026-05-19): [Redacted] received copy of the system snip with additional information for a valid Changed circumstance. Buyer Comment (2026-05-15): Do Not Concur. Please see CIC for loan amount change which caused the transfer taxes to increase, this disclosed timely on CD v3.	05/19/2026			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504364		3158625022		36363825			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	No valid COC provided to borrower for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-05-05): [Redacted] Received valid COC dated [Redacted]. Buyer Comment (2026-05-04): Do not Concur. Lock expiration and valid CIC for loan amount [Redacted]. Cd [Redacted] disclosed timely	05/05/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504365		3158625023		36355423			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page [Redacted] that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated total of payments of $[Redacted] which exceeds the $[Redacted] threshold.	The disclosed Total of Payments in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated total of payments of $[Redacted] which exceeds the $[Redacted] threshold.				Reviewer Comment (2026-04-30): fees paid by lender outside of closing Buyer Comment (2026-04-30): Do not Concur. [Redacted] is not including the Title-Recording fee $[Redacted]and the Title-Waiver of Arbitration $[Redacted]as prepaid fees and should be. This is causing the calculations to be off	04/30/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission i(required on rescindable transactions)	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504365		3158625023		36363798			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page [Redacted] that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold. Disclosed Amount Financed on page [Redacted] is also blank or inaccurate. Fee amounts included in Finance Charge and Amount Financed calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page [Redacted] that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold.				Reviewer Comment (2026-04-30): fees paid by lender outside of closing Buyer Comment (2026-04-30): Do not Concur. [Redacted] is not including the Title-Recording fee $[Redacted] and the Title-Waiver of Arbitration $[Redacted] as prepaid fees and should be. This is causing the calculations to be off	04/30/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504366		3158625024		36354135			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance was exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $[Redacted]. A valid change of circumstance was not provided for the fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-05-01): [Redacted] received COC dated [Redacted]. Buyer Comment (2026-04-30): Do not Concur. Lock expiration and valid CIC for loan points occurred [Redacted]. CD [Redacted] disclosed timely.	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504367		3158625025		36464693			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-05-13): Sufficient Cure Provided At Closing		05/13/2026		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504367		3158625025		36467275			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Testing cannot be completed until date loan changed from fixed rate to an ARM is known.				Reviewer Comment (2026-05-18): verification of disclosure sent to borrower received Buyer Comment (2026-05-18): Do Not Concur. Please see electronic delivery proof of the application package to the borrower which includes the CHARM booklet and ARM disclosure and that it was sent within 3 days of the application.	05/18/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504367		3158625025		36467276			Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Testing cannot be completed until date loan changed from fixed rate to an ARM is known.				Reviewer Comment (2026-05-18): verification of disclosure sent to borrower received Buyer Comment (2026-05-18): Do Not Concur. Please see electronic delivery proof of the application package to the borrower which includes the CHARM booklet and ARM disclosure and that it was sent within 3 days of the application.	05/18/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504367		3158625025		36467277			Compliance	Compliance	Federal Compliance	TILA	Loan Product Switched From Fixed to ARM	Unable to determine when loan switched from a fixed rate to an adjustable rate due to missing information.	Missing change of circumstance to determine date loan changed from fixed rate to an ARM.				Reviewer Comment (2026-05-18): verification of disclosure provided timely to borrower has been received	05/18/2026			1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504368		3158625026		36360997			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted] $[Redacted] over legal limit. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-05-04): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2026-05-01): Do not Concur. Lock expiration and CIC for loan points [Redacted]. CD [Redacted] disclosed timely	05/04/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504370	3158625028	36473296	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of [Redacted] decline. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-05-13): Exception approved with comp factors.			05/13/2026	2		B		B		B		B		B		IL	Primary	Refinance - Cash-out - Other		A	B	A	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
225504371		3158625029		36354659			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted]exceeds tolerance of $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-05-01): [Redacted] Received COC dated [Redacted]. Buyer Comment (2026-04-30): Do not Concur. Lock expiration and valid CIC for loan points occurred [Redacted] that decreased prem pricing to $[Redacted]. [Redacted] disclosed timely. The prem pricing actually increased again at closing.	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504373		3158625031		36362964			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-04-29): Sufficient Cure Provided At Closing		04/29/2026		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504374		3158625032		36354874			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Unable to determine adherence to timing requirements until date loan changed from fixed to an ARM is known.				Reviewer Comment (2026-05-18): verification of disclosure sent to borrower received Buyer Comment (2026-05-18): Do not Concur. Conditional commitment sent in application package [Redacted] stating that the Toolkit and ARM handbook was sent to customer.	05/18/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504374		3158625032		36354875			Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Unable to determine adherence to timing requirements until date loan changed from fixed to an ARM is known.				Reviewer Comment (2026-05-18): verification of disclosure sent to borrower received Buyer Comment (2026-05-18): Do not Concur. Conditional commitment sent in application package [Redacted] stating that the Toolkit and ARM handbook was sent to customer.	05/18/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504374		3158625032		36467612			Compliance	Compliance	Federal Compliance	TILA	Loan Product Switched From Fixed to ARM	Unable to determine when loan switched from a fixed rate to an adjustable rate due to missing information.	No documentation in the loan file to evidence the date the loan changed from a fixed rate to an ARM.				Reviewer Comment (2026-05-18): evidence of disclosure provided timely has been received	05/18/2026			1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504376		3158625035		36364126			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor DTI moderately exceeds Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exception to the maximum DTI. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.	Exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-04-29): Exception approved with comp factors.			04/29/2026	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504376		3158625035		36364133			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception to the maximum DTI. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.	Exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-04-29): Exception approved with comp factors cited.			04/29/2026	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504378		3158625040		36367646			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception for DTI ratio. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-04-29): Universal Product Exception Form in file, exception approved with comp factors.			04/29/2026	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504378		3158625040		36367653			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exception for DTI ratio. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-04-29): Universal Product Exception Form in file, exception approved with comp factors.			04/29/2026	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504380		3158625042		36468520			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-05-13): Sufficient Cure Provided At Closing		05/13/2026		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504381		3158625043		36357922			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-05-01): [Redacted] Received Valid COC dated[Redacted]. Buyer Comment (2026-04-30): Do not Concur. Lock expiration and valid CIC for loan points [Redacted]. Cd [Redacted] disclosed timely	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504382		3158625044		36362888			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percentage Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2026-05-18): valid COC with timely delivery of fee change Buyer Comment (2026-05-15): Do not Concur. Initial loan lock [Redacted] increased points at $[Redacted]. Loan points decreased at closing. No cure due back	05/18/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504383		3158625046		36360273			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2026-04-28): Sufficient Cure Provided At Closing		04/28/2026		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504384		3158625048		36367959			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $[Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2026-04-29): Sufficient Cure Provided At Closing		04/29/2026		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504385	3158625049	36361000	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender Exception approved for [Redacted] Decline.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-04-29): Universal Product Exception Form in file, exception approved with comp factors.			04/29/2026	2	B	B	B	B	B	B	B	B	B	B		CO	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504385	3158625049	36361034	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Reviewer Comment (2026-05-01): updated IEADS form received Buyer Comment (2026-05-01): Please see attached IEADS	05/01/2026	1	B	A	B	A	B	A	B	A	B	A	CO	Second Home	Purchase	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																				If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504385		3158625049		36361035			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. The initial CD indicated the seller was paying $[Redacted], and this changed to the buyer paying for all of the discount points. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-05-01): [Redacted] received COC dated [Redacted]. Buyer Comment (2026-04-30): Do not Concur. Initial loan lock [Redacted]. LE [Redacted] disclosed same day	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504387	3158625051	36356314	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exception to the maximum DTI allowed . Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-05-13): Exception approved with comp factors.			05/13/2026	2	B	B	B	B	B	B	B	B	B	B		MA	Second Home	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504387		3158625051		36356318			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2026-05-18): Cured at closing or within 60 days of consummation prior to TPR review Buyer Comment (2026-05-15): Do not Concur. ten percent tolerance violation was already cured at closing		05/18/2026		2	C	B	C	B	C	B	C	B	C	B		MA	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504387		3158625051		36356319			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Loan Discount Points was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2026-05-18): Cured at closing or within 60 days of consummation prior to TPR review Buyer Comment (2026-05-15): Do not Concur. Initial Loan lock [Redacted] increased points to $[Redacted]. CDv2 disclosed timely same day. The increase at closing was already cured at closing. No cure due back.		05/18/2026		2	C	B	C	B	C	B	C	B	C	B		MA	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504387		3158625051		36356320			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Second Appraisal Fee was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2026-05-19): [Redacted] received a valid COC. Buyer Comment (2026-05-18): Do not Concur. Loan was in suspense. A counter offer was sent to the customer. When the customer accepted the counter offer the loan came out of suspense and the needed 2nd appraisal was ordered and disclosed timely [Redacted].	05/19/2026			1	C	A	C	A	C	A	C	A	C	A		MA	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504387		3158625051		36356330			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the report verifying title insurance of at least the loan amount.				Reviewer Comment (2026-05-20): final title policy has been received Buyer Comment (2026-05-20): Final Title Policy Provided	05/20/2026			1	B	A	B	A	B	A	B	A	B	A		MA	Second Home	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504387	3158625051	36356366	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception to the maximum DTI allowed . Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-05-13): Exception approved with comp factors.			05/13/2026	2	B	B	B	B	B	B	B	B	B	B		MA	Second Home	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504387		3158625051		36364859			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold. Disclosed Amount Financed on page 5 is also blank or inaccurate. Fee amounts included in Finance Charge and Amount Financed calculations are based on Closing Disclosure dated [Redacted]).	The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold.				Reviewer Comment (2026-05-18): [Redacted] received supporting documentation on Loan Discount cure at closing toward underdisclosed amount. Buyer Comment (2026-05-15): Do not Concur. $[Redacted] was already cured at closing for the loan point discount tolerance fee violation. Please update the calculation for prepaid fees.	05/18/2026			1	C	A	C	A	C	A	C	A	C	A		MA	Second Home	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504387	3158625051	36476547	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines	General QM: The DTIs calculated in accordance with the Lenders Guidelines of [Redacted]% and based on 1026.43(e) of [Redacted]% moderately exceed the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-05-14): Universal Product Exception Form in file, exception approved with comp factors.			05/14/2026	2	B	B	B	B	B	B	B	B	B	B		MA	Second Home	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504387		3158625051		36534149			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-05-19): Sufficient Cure Provided At Closing		05/19/2026		1		A		A		A		A		A		MA	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504387		3158625051		36534150			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-05-19): Sufficient Cure Provided At Closing		05/19/2026		1		A		A		A		A		A		MA	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504389		3158625053		36357442			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2026-05-01): Cured at closing or within [Redacted] days of consummation prior to [Redacted] review Buyer Comment (2026-04-30): Do not concur. Section E tolerance violation already cured at closing	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504389		3158625053		36357444			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $ [Redacted] over legal limit. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2026-05-01): [Redacted] received LOX for rebuttal response with additional information for a valid Changed circumstance. Buyer Comment (2026-04-30): Do not Concur. [Redacted] received the appraisal and invoice on [Redacted]. Final inspection required. Valid CIC [Redacted]and CD [Redacted] disclosed timely	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504389		3158625053		36357445			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2026-05-01): [Redacted] received system snip wiht LOX for rebuttal response with additional information for a valid Changed circumstance. Buyer Comment (2026-04-30): Do not Concur. [Redacted] received the sales contract [Redacted] reflecting that the customer will pay the mansion tax. Valid CIC [Redacted]and LE[Redacted] disclosed timely same day	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504389		3158625053		36381340			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-05-01): Sufficient Cure Provided At Closing		05/01/2026		1		A		A		A		A		A		NJ	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504390		3158625056		36355886			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Documentation in file indicates appraisal was sent to borrowers [Redacted]; however, there was no evidence of receipt and the presumed receipt date would not have been at least [Redacted] business days prior to closing.				Reviewer Comment (2026-05-15): verification of appraisal delivery received Buyer Comment (2026-05-15): Do not concur. Appraisal sent to customers via [Redacted]	05/15/2026			1	B	A	B	A	B	A	B	A	B	A		MD	Second Home	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504390		3158625056		36355888			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	No documentation of the receipt of the initial CD, dated [Redacted], in file and the presumed receipt date would not have been at least [Redacted] business days prior to closing.				Reviewer Comment (2026-05-15): evidence of CD delivery to borrower received Buyer Comment (2026-05-15): Do not Concur. Initial CD sent via [Redacted]	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		MD	Second Home	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504390		3158625056		36355889			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Loan Discount Points were last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2026-05-15): valid COC and timely delivery of fee change received Buyer Comment (2026-05-15): Do not Concur. Lock extension and valid CIC for loan points [Redacted]. Points increased to $[Redacted]. Points decreased at closing.	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		MD	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504390		3158625056		36355890			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2026-05-15): valid COC and timely delivery of fee change received Buyer Comment (2026-05-15): Do not Concur. Valid CIC [Redacted] and attached complexity comments for the increase. LE [Redacted] disclosed timely same day	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		MD	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504391		3158625058		36365156			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Co-Op Consent not provided		Co-Op Consent is not signed.				Reviewer Comment (2026-05-14): document is not required per policy Buyer Comment (2026-05-14): The assignment of lease is not required if we have a fully executed Recognition Agreement. Please see the critical document check list article [Redacted]: Consent to Assignment of proprietary lease: Confirm # of shares and Unit # match Note: it is not required to be recorded. *If there is a refusal to sign, form is not required as long as we have the fully executed Recognition Agreement from the closing.	05/14/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504394		3158625062		36363407			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-04-29): Sufficient Cure Provided At Closing		04/29/2026		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504398	3158625068	36357343	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Section G of the Post-close CD was changed and a revised Initial Escrow Account Disclosure reflecting the changes was not in file.	Reviewer Comment (2026-05-15): IEADS disclosure received Buyer Comment (2026-05-15): Please see attached IEADS	05/15/2026	1	B	A	B	A	B	A	B	A	B	A	CA	Primary	Refinance - Rate/Term	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																				If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504398		3158625068		36357344			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. No valid change of circumstance found in file and no evidence of a tolerance cure.				Reviewer Comment (2026-05-18): [Redacted] received rebuttal comment and further review title fees are added with subsequent fee on LE and Final CD. Buyer Comment (2026-05-15): Do not Concur. Ten percent baseline on the initial LE is $[Redacted]. The customer was only charged [Redacted] at closing. Please remember ten percent tolerance on this refi includes the Title fees and recording fees. No Cure due back	05/18/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504398		3158625068		36357345			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	The presumed receipt date of the [Redacted] CD which was not signed at the time of closing is [Redacted], which would equate to an expected Right to Cancel expiration of [Redacted].				Reviewer Comment (2026-05-15): verification of CD delivery to borrower received Buyer Comment (2026-05-15): Do not Concur. CD sent [Redacted]	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504398		3158625068		36357347			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		The file was missing a copy of the Initial 1003.				Reviewer Comment (2026-05-14): initial 1003 received Buyer Comment (2026-05-14): Please review the initial 1003 executed on page [Redacted]in the file build.	05/14/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504399		3158625069		36355967			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted], which changed on [Redacted], exceeds tolerance of $[Redacted]. No valid change of circumstance found for the reduced lender credit and there was no evidence of a tolerance cure.				Reviewer Comment (2026-05-15): valid COC prior to rate lock is acceptable Buyer Comment (2026-05-15): Do not Concur. Loan didn't lock until [Redacted]. Premium pricing and loan points can float until this happens. No cure required back.	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504400	3158625071	36361505	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] is over the legal limit. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2026-05-06): [Redacted] received LOE and rate lock history for change in pricing due to change in appraised value.

Buyer Comment (2026-05-05): Do Not Concur.  Please see additional system snips, the loan was conditionally approved, waiting on the appraisal to make sure that the high price range was correct and opinion of value was in range, the loan discount points increased due to a pricing change that occurred and was allowed when this change in circumstance occurred with the appraisal.  The intent to proceed with the loan was given after this on [Redacted].

Reviewer Comment (2026-05-05): [Redacted] acknowlegdged that the below comment. However, provided system snip was unclear and it does not give sufficient information on how the appraisal value changed from $[Redacted] to $[Redacted]increase the discount point fee. Provide additional information with documentation timeline for review and to provide supporting information on when lender become aware of the property value. Please provide information as to what changed circumstance occurred (as defined under [Redacted](e)[Redacted] that resulted in an increase in closing costs.

Buyer Comment (2026-05-01): Do not Concur. There was a valid CIC is what matters. Sometimes the system will have glitches in fees, but its all about what is on the documents disclosed to the customer. appraised value on the LEs. Invalid dispute and no cure due back.

Reviewer Comment (2026-05-01): [Redacted] received a system screenshot with additional comments indicating an appraisal old value of $[Redacted]. However, the initial loan application provided in the loan file reflects a property value of $[Redacted]. Please provide corrected documentation with valid information explaining the reason for the pricing change that resulted in an increase to the discount points. Otherwise, a cure to the borrower is required.

Buyer Comment (2026-04-30): Do not Concur. Valid CICs for appraised value and loan points [Redacted]. [Redacted] disclosed timely
																		05/06/2026			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504401		3158625072		36354160			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Two copies of this disclosure in file are both dated more than [Redacted] days after the initial application date.				Reviewer Comment (2026-04-30): disclosure a part of the initial package sent to the borrower timely Buyer Comment (2026-04-30): Do not Concur. Application achieved date was not until [Redacted]. The initial app package was sent to the customer same day	04/30/2026			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504402		3158625073		36361431			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2026-04-29): Sufficient Cure Provided At Closing		04/29/2026		1	A	A	A	A	A	A	A	A	A	A		NC	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504407		3158625079		36354015			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance was exceeded for Loan Discount Points. Fee amount of $[Redacted] exceeds tolerance of $[Redacted]. No valid Change of Circumstance found in file and no evidence of a tolerance cure.				Reviewer Comment (2026-05-01): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2026-04-30): Do not Concur. Valid CICs for Loan amount, loan rate, and loan points [Redacted]. Cd [Redacted] disclosed timely	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504407		3158625079		36354016			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Update. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Fee amount of $[Redacted] exceeds tolerance of $[Redacted]. No valid Change of Circumstance found in file and no evidence of a tolerance cure.				Reviewer Comment (2026-05-04): valid COC and timely disclosure of fee change received Buyer Comment (2026-05-01): Do not Concur. Appraisal is being reused from prior loan. Valid [Redacted]. CD[Redacted] disclosed timely	05/04/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504407		3158625079		36354038			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Proposed insured amount is less than the final loan amount. Please provide a final policy with coverage equal to the loan amount.				Reviewer Comment (2026-05-04): final title policy in file is acceptable Buyer Comment (2026-05-01): Final title policy imaged in file build pgs [Redacted] also pages [Redacted] with mortgage/insurance amount of $[Redacted]	05/04/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504411		3158625088		36347398			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Evidence of property tax amount was not located in the file.				Reviewer Comment (2026-05-01): REO information in file, [Redacted] Buyer Comment (2026-05-01): page [Redacted] has the property information and the taxes amount	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504411		3158625088		36355025			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-04-28): Sufficient Cure Provided At Closing		04/28/2026		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504413		3158625091		36368283			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four [Redacted] business days prior to closing.	Revised Loan Estimate dated [Redacted] was not signed/dated to evidence receipt and the presumed receipt date would not have been at least 4 business days prior to closing.				Reviewer Comment (2026-05-15): verification of LE delivery received Buyer Comment (2026-05-15): Do not Concur. Revised LE sent via[Redacted]	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		DC	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504413		3158625091		36368285			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. No valid change of circumstance found in file and no evidence of a tolerance cure.				Reviewer Comment (2026-05-15): valid COC and timely disclosure of fee change received Buyer Comment (2026-05-15): Do not Concur. Valid CIC for POA required [Redacted]. [Redacted]disclosed timely	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		DC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504414		3158625092		36363337			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-04-29): Sufficient Cure Provided At Closing		04/29/2026		1	A	A	A	A	A	A	A	A	A	A		NC	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504416		3158625095		36354551			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	The ARM disclosure was issued on [Redacted], which is more than 3 business days after the application date ([Redacted]).				Reviewer Comment (2026-04-30): disclosure provided timely Buyer Comment (2026-04-30): Do Not Concur - please review page [Redacted]/ [Redacted] - print date is [Redacted]	04/30/2026			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504416		3158625095		36357935			Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)		The appraiser's signature date has been redacted on the appraisal. Unable to determine if multiple versions of the appraisal have been provided or compliance with appraisal delivery timing requirements.				Reviewer Comment (2026-04-30): appraisal signature page received and acceptable Buyer Comment (2026-04-30): Please review copy including signature date - appraisal acknowledgement located page [Redacted]	04/30/2026			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504416		3158625095		36360381			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-04-28): Sufficient Cure Provided At Closing		04/28/2026		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504419		3158625102		36361032			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted]over legal limit. No valid Change of Circumstance found in file and no cure provided.				Reviewer Comment (2026-05-08): [Redacted] received COC dated [Redacted]. Buyer Comment (2026-05-07): Please review COC Reviewer Comment (2026-05-04): [Redacted] received rebuttal comment but the file does not have any COC document in file with change of circumstance date. Please provide COC document with reason for change to re-baseline the fee. Buyer Comment (2026-04-30): Do Not Concur - recording fee increased due to quitclaim deed required - page [Redacted]/ [Redacted]	05/08/2026			1	C	A	C	A	C	A	C	A	C	A		MI	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504420		3158625104		36367868			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-04-29): Sufficient Cure Provided At Closing		04/29/2026		1	A	A	A	A	A	A	A	A	A	A		IN	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504425		3158625112		36356169			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2026-04-30): appraisal delivery received Buyer Comment (2026-04-30): Please review [Redacted] and [Redacted].	04/30/2026			1	B	A	B	A	B	A	B	A	B	A		MD	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504426		3158625114		36364430			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	ARM loan program disclosure was not provided to the borrower.				Reviewer Comment (2026-05-01): disclosure provided to the borrower timely Buyer Comment (2026-05-01): Please review [Redacted] evidencing CHARM Booklet, which contains ARM Disclosure info, was provided [Redacted].	05/01/2026			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504427		3158625115		36354928			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	No cure nor COC provided.				Reviewer Comment (2026-04-28): Sufficient Cure Provided At Closing		04/28/2026		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504428		3158625116		36353696			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	ECOA Receipt of Appraisal Without Waiver.				Reviewer Comment (2026-05-13): proof of appraisal delivery received Buyer Comment (2026-05-13): Please review uploaded proof of appraisal delivery on [Redacted]. Redacted email address matches email address on URLA/1003 for primary borrower.	05/13/2026			1	B	A	B	A	B	A	B	A	B	A		SC	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504428		3158625116		36353697			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2026-05-13): proof of appraisal delivery received Buyer Comment (2026-05-13): Please review uploaded proof of appraisal delivery on [Redacted]. Redacted email address matches email address on URLA/1003 for primary borrower.	05/13/2026			1	B	A	B	A	B	A	B	A	B	A		SC	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504428		3158625116		36353698			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2026-05-13): proof of appraisal delivery received Buyer Comment (2026-05-13): Please review uploaded proof of appraisal delivery on [Redacted]. Redacted email address matches email address on URLA/1003 for primary borrower.	05/13/2026			1	B	A	B	A	B	A	B	A	B	A		SC	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504428		3158625116		36353699			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Creditor did not provide List of Homeownership Counseling Organizations to borrower.				Reviewer Comment (2026-05-13): HOC list received Buyer Comment (2026-05-13): Please review uploaded Homeownership Counseling Organization List. Reviewer Comment (2026-04-30): not being a first time homebuyer is irrelevant. this disclosure is required for loans secured by a mortgage on a one-family residence. Buyer Comment (2026-04-30): Do not concur. Borrower's are not first time home buyers and DU does not require homeownership counseling.	05/13/2026			1	B	A	B	A	B	A	B	A	B	A		SC	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504430		3158625119		36362830			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	No cure nor COC provided.				Reviewer Comment (2026-04-29): Sufficient Cure Provided At Closing		04/29/2026		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504435		3158625124		36361359			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2026-05-14): proof of appraisal delivery received Buyer Comment (2026-05-14): Please see [Redacted]	05/14/2026			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504435		3158625124		36361360			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of actual receipt date of initial Closing Disclosure, issued on [Redacted], is not provided. Default receipt date is [Redacted], which is less than [Redacted] business days prior to the closing date ([Redacted]).				Reviewer Comment (2026-05-14): verification of initial CD receipt received Buyer Comment (2026-05-14): Please see [Redacted]. CD sent [Redacted] was received [Redacted].	05/14/2026			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504436		3158625125		36367410			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-04-29): Sufficient Cure Provided At Closing		04/29/2026		1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504437	3158625126	36361541	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AIR Table Index	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.	Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Index as reflected on the Note.	Reviewer Comment (2026-05-28): LOE and corrected PCCD received

Buyer Comment (2026-05-28): Please see PCCD with correct Index Name on page 4

Reviewer Comment (2026-05-22): [Redacted] re-reviewed Promissory note dated January 8, 2026, page 2 under 4. Adjustable interest Rate and Monthly Payment Changes (B) The Index reflects that the index is known as the 30-day Average SOFR index.  The Final CD on page 4 under AIR tables reflects the index as SOFR and did not include the specific "30-day Average".  Corrected CD & LOE to borrower.  Please review Doc ID 0388 promissory note.

Buyer Comment (2026-05-21): Please re-review: The Promissory Note is dated [Redacted], the Original Note dated [Redacted] that is in file reflects the correct Index.

Reviewer Comment (2026-05-15): [Redacted] re-reviewed the [Redacted] PCCD.  However, the page 4 Index matches to the Final CD and there was no correction completed on the Index name.  CD's reflect index as "SOFR", but the promissory Note reflects the index name as "30-day Average SOFR" index, which is a different index.  The specific index as shown on the promissory note should be disclosed to borrower with a Corrected CD and LOE to borrower.

Buyer Comment (2026-05-14): Please see PCCD on page 202 / D0541 in the Loan File.
																			05/28/2026		2	C	B	C	B	C	B	C	B	C	B		AZ	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504437	3158625126	36365861	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Fees subject to [Redacted]% tolerance exceeded the allowable increase due to the addition of a Pest Inspection fee. No valid Change of Circumstance found in file and no evidence of a tolerance cure.	Reviewer Comment (2026-05-18): [Redacted] received rebuttal comment and as per COC dated [Redacted].

Buyer Comment (2026-05-15): Please re-review: the CDA/inspection fee should not be included under the [Redacted]% tolerance category; it should be treated as [Redacted]% tolerance. (Borrower did not shop for this service).  Please refer to the Loan Approval on page 3 / D0441, which confirms a CDA/inspection was required because the UCDP score was not within guidelines. Also see the CIC on page 222 / D0322, as well as the UCDP dated 12/22 on page 322 / D0400, which was issued within three (3) business days.

Reviewer Comment (2026-05-15): [Redacted] further review of the post CD the inspection fee of $[Redacted] moved from section C borrower can shopped form service section to section B borrower cannot shopped for the service section. This is causing the fees are exceeds over [Redacted]% tolerance. Additionally, the inspection fee was added on revised LE dated [Redacted] and was not disclosed initial LE dated [Redacted]. Provided corresponding COC also does not give sufficient information for the fee was added. A valid COC for the fee was added, or Cure is required to borrower.

Buyer Comment (2026-05-14): Please see PCCD on page 202 / D0541 in the Loan File.
																		05/18/2026			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504441		3158625131		36368258			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Testing	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of the loan becoming an ARM.	ARM loan program disclosure not provided to the borrower within three (3) days of the loan becoming an ARM. Both of the ARM disclosures in file are signed/dated [Redacted] which was the day before closing.				Reviewer Comment (2026-05-22): evidence of disclosure delivery to borrower received Buyer Comment (2026-05-22): Pleas review uploaded rebuttal docs from correspondent. The redacted email address matches email address on URLA.	05/22/2026			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504442		3158625132		36367779			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Adjustable-Rate Mortgage loan program disclosure not provided to the borrower within three [Redacted] days of application. The only ARM disclosure in file is dated the same day as closing.				Reviewer Comment (2026-05-15): e-delivery of disclosure received Buyer Comment (2026-05-15): Please see page [Redacted]/ [Redacted] in the Loan file	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504444		3158625135		36458406			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-05-12): Sufficient Cure Provided At Closing		05/12/2026		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504444		3158625135		36458407			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-05-12): Sufficient Cure Provided At Closing		05/12/2026		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504445		3158625136		36361043			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note Date: ___; Lien Position: ___	Highest level secondary valuation supports the value.				Reviewer Comment (2026-04-30): field review received and supports the appraisal value	04/30/2026			1	A	A	A	A	A	A	A	A	B	A		FL	Primary	Purchase		B	A	A	A	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504445		3158625136		36361049			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation				Reviewer Comment (2026-05-15): proof of appraisal delivery received Buyer Comment (2026-05-15): see page [Redacted] / [Redacted] in the loan file for the appraisal receipt.	05/15/2026			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	A	A	A	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504445		3158625136		36361050			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation				Reviewer Comment (2026-05-15): proof of appraisal delivery received Buyer Comment (2026-05-15): see page [Redacted] / [Redacted] in the loan file for the appraisal receipt.	05/15/2026			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	A	A	A	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504446	3158625137	36458585	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	ARM Disclosure is missing from file.	Reviewer Comment (2026-05-22): property is not principal dwelling, therefore early ARM disclosure is not required by Reg Z, 1026, 19(b)

Buyer Comment (2026-05-22): based on the regulation. Per Regulation Z, § 1026.19(b), the Early ARM Disclosure is only required when the transaction is secured by the consumer's principal dwelling with a term greater than one year. Therefore, we do not issue the Early ARM Disclosure (EDOC) for investment properties or second homes.

Buyer Comment (2026-05-22): Please escalate. The Correspondent Lender is not required to issue the Early ARM Disclosure (EDOC) for investment properties or second homes, based on  Regulation Z, § 1026.19(b), the Early ARM Disclosure is only required when the transaction is secured by the consumer's principal dwelling with a term greater than one year. Therefore, if the ARM loan is for a second home or investment property, the Early ARM Disclosure(s) is not required.

Reviewer Comment (2026-05-15): ARM disclosures are required for second home loans.  The CHARM booklet was located in file for this loan, but the ARM disclosure is missing.

Buyer Comment (2026-05-15): The ARM disclosure is not required for second homes properties.
																		05/22/2026			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504450		3158625142		36362196			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-04-29): Sufficient Cure Provided At Closing		04/29/2026		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504457		3158625153		36368373			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Testing	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of the loan becoming an ARM.	ARM loan program disclosure not provided to the borrower within three (3) days of the loan becoming an ARM.				Reviewer Comment (2026-05-15): ARM disclosure provided to the borrower within 3 business days of loan becoming an ARM product. Buyer Comment (2026-05-15): Do not concur. Please review the document ID [Redacted] page [Redacted] the Docusign envelope ID #[Redacted] confirming borrower Viewed the ARM Disclosure on [Redacted]. ARM Disclosure imaged under document ID [Redacted] page [Redacted] the top portion of document with the Docusign Envelope ID for [Redacted]. Please exclude the federal holiday [Redacted] the disclosure was provided within three days of loan becoming an ARM.	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504458		3158625154		36368289			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood Certificate is missing. The document labeled Flood Cert came through blank.				Reviewer Comment (2026-05-15): flood cert received Buyer Comment (2026-05-15): Please review attached Flood Cert.	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504458		3158625154		36368329			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence delivery of the appraisal to the borrower at least 3 business days prior to closing.				Reviewer Comment (2026-05-15): proof of appraisal delivery received Buyer Comment (2026-05-15): Please review Appraisal receipt under document ID D0989 page 3817.	05/15/2026			1	B	A	B	A	B	A	B	A	B	A		OR	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504458		3158625154		36368330			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The earliest dated Affiliated Business Disclosure is dated [Redacted].				Reviewer Comment (2026-05-15): evidence of disclosure delivery received Buyer Comment (2026-05-15): Please review attached Disclosure Tracking Details confirming ABA received by borrower.	05/15/2026			1	B	A	B	A	B	A	B	A	B	A		OR	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504458		3158625154		36368332			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. No valid change of circumstance found and no evidence of a tolerance cure.				Reviewer Comment (2026-05-21): [Redacted] received a valid COC. Buyer Comment (2026-05-20): Please review valid CIC and Loan Estimate attached-This is a $[Redacted] property with a couple requests for updates from the appraisal - plus the property has [Redacted]+ acres.	05/21/2026			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504458		3158625154		36368333			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	The ARM disclosure in file is dated the same day as closing.				Reviewer Comment (2026-05-15): evidence of disclosure delivery received Buyer Comment (2026-05-15): Please review Disclosure Tracking Details confirming borrower received ARM Disclosure.	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504460		3158625156		36341167			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-04-24): Sufficient Cure Provided At Closing		04/24/2026		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504460		3158625156		36341168			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-04-24): Sufficient Cure Provided At Closing		04/24/2026		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504461		3158625157		36340913			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted]. Based on hazard insurance coverage of $[Redacted], plus extended coverage of $[Redacted]for total coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. The policy indicates "replacement cost coverage ... to policy limits". An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2026-04-28): per email from agent, property is insured to [Redacted]% replacement cost. Buyer Comment (2026-04-28): Do not concur. Please review document ID [Redacted] page [Redacted]. Replacement Cost.	04/28/2026			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504461	3158625157	36340946	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted]compared to the calculated Amount Financed of $[Redacted].	Reviewer Comment (2026-05-13): [Redacted] received additonal information confirming title-admin fee section h was not title fee and is related to real estate agent fee

Buyer Comment (2026-05-12): Proof of delivery attached

Buyer Comment (2026-05-12): Borrower notification attached

Buyer Comment (2026-05-12): Post CD attached

Buyer Comment (2026-05-12): proof of refund attached -copy check

Buyer Comment (2026-05-12): Please review attached letter - Admin fee non ppfc-remove fee

Reviewer Comment (2026-04-29): [Redacted] received lenders rebuttal on fee amounts.  [Redacted] recalculated and removed the Record Change Fees in Section H related to the HOA.  However, a Lender's Attestation would be needed to confirm the services & purpose of the other[Redacted] fees in order to determine if finance charges.  Based on fee names, unable to determine the services provided.  Title-Admin Fee $[Redacted] in Section H and Title-Bundled Fee $[Redacted].  Please provide a lender attestation speaking to the services & purpose.

Buyer Comment (2026-04-28): Do not concur. CD Category C. Title-Bundled Fee is considered non apr fee, the [Redacted] Lender Compliance test document ID [Redacted]page [Redacted] confirms non APR fee "Title Bundled(realtor)broker transaction" fee. $[Redacted]

Category H. HOA fees are typically classified as non-APR fees (finance charges) because they are considered a fee paid to a third party or a fee related to the property ownership rather than a direct cost of obtaining the loan itself.

Realtor fees are generally excluded from the Annual Percentage Rate (APR) calculation because they are not considered a "finance charge" paid to the lender. Instead, these fees-typically [Redacted]% of the sale price-are paid to brokerages at closing and are considered costs of selling, not costs of obtaining financing.  *remove the non apr Record and Admin fees $[Redacted], $[Redacted]and $[Redacted].*           this is listed on Document ID [Redacted]page [Redacted]
																		05/13/2026			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504461	3158625157	36340948	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page [Redacted] that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted].	Reviewer Comment (2026-05-13): [Redacted] received additonal information confirming title-admin fee section h was not title fee and is related to real estate agent fee

Buyer Comment (2026-05-12): Review trailing doc's attached -PCCD, letter, borrower notification, refund check and Proof of delivery imaged under Amount Financed exception

Reviewer Comment (2026-04-29): [Redacted] received lenders rebuttal on fee amounts.  [Redacted] recalculated and removed the Record Change Fees in Section H related to the HOA.  However, a Lender's Attestation would be needed to confirm the services & purpose of the other [Redacted] fees in order to determine if finance charges.  Based on fee names, unable to determine the services provided.  Title-Admin Fee $[Redacted] in Section H and Title-Bundled Fee $[Redacted].  Please provide a lender attestation speaking to the services & purpose.

Buyer Comment (2026-04-28): Do not concur. CD Category C. Title-Bundled Fee is considered non apr fee, the [Redacted] Lender Compliance test document ID [Redacted] page [Redacted] confirms non APR fee "Title Bundled(realtor)broker transaction" fee. $[Redacted]

Category H. HOA fees are typically classified as non-APR fees (finance charges) because they are considered a fee paid to a third party or a fee related to the property ownership rather than a direct cost of obtaining the loan itself.

Realtor fees are generally excluded from the Annual Percentage Rate (APR) calculation because they are not considered a "finance charge" paid to the lender. Instead, these fees-typically [Redacted]% of the sale price-are paid to brokerages at closing and are considered costs of selling, not costs of obtaining financing.  *remove the non apr Record and Admin fees $[Redacted], $[Redacted] and $[Redacted].*           this is listed on Document ID [Redacted]page [Redacted]
																		05/13/2026			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504461		3158625157		36345971			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2026-04-27): Sufficient Cure Provided within [Redacted] Days of Closing		04/27/2026		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504461		3158625157		36469959			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page [Redacted] that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold. Disclosed Amount Financed on page [Redacted] is also blank or inaccurate. Fee amounts included in Finance Charge and Amount Financed calculations are based on Closing Disclosure dated [Redacted]).	[Redacted] received additonal information confirming title-admin fee section h was not title fee and is related to real estate agent fee				Reviewer Comment (2026-05-13): [Redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD		05/13/2026		2		B		B		B		B		B		CO	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504463	3158625159	36356403	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Appraisal Fee was disclosed as $[Redacted] on the initial Loan Estimate but was disclosed as $[Redacted] on the final Closing Disclosure. A valid change of circumstance is not provided for the fee increase. A lender credit of $[Redacted] was disclosed on the final Closing Disclosure, however, it was not disclosed as a tolerance cure.	Reviewer Comment (2026-05-22): PCCD, LOX, refund check, and proof of mailing for this fee tolerance has been received

Buyer Comment (2026-05-22): Please review uploaded LOE, PCCD, copy of check and proof of delivery.

Reviewer Comment (2026-05-20): SituAMC acknowleged that the below comment. However, we also required corrected PCCD with lender credit in inner column of section J and LOX as per the final ALTA settlement statement to complete remediation.

Buyer Comment (2026-05-19): Please review Final ALTA Settlement Statement confirming Lender Credit for Appraisal fee $[Redacted] signed by borrowers and Settlement Agent doc id D0347 page 286

Reviewer Comment (2026-05-19): [Redacted] received rebuttal comment as per which the COC dated [Redacted] explains the cure provided however as per document no statement provided mentioning about cure provided at closing. Additionally, if the $[Redacted] credit was provided to cure the increased cost of appraisal then it should have been updated under inner column of section J as credit for offsetting the exceeded amount from legal limits. To address the exception please provide LOX from lender confirming the credit provided on CD dated  [Redacted] and  [Redacted] is provided to offset the Appraisal Fee exceeded from its legal limits. LoX required for remediation.

Buyer Comment (2026-05-15): Do not concur. Borrower disclosed $[Redacted] in Appraisal fees on the initial Loan Estimate, at closing/consummation borrower charged $[Redacted]. Please review document ID D0479 page 276 CIC Lender Credit for Appraisal fee. Final CD includes Lender Credit.
																			05/22/2026		2	C	B	C	B	C	B	C	B	C	B		PA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504464	3158625163	36460196	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception due to [Redacted] decline. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-05-12): Exception approved with comp factors.			05/12/2026	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504466		3158625167		36347736			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Loan Discount Points Fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-05-15): valid COC and timely disclosure of fee change received Buyer Comment (2026-05-15): Do not Concur. Expiration change and valid CIC for loan points [Redacted]. CD [Redacted] disclosed timely	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225504466		3158625167		36347738			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Date loan changed from a fixed rate to an ARM is unknown. Once Change of Circumstance is provided, adherence to timing requirements can be re-tested.				Reviewer Comment (2026-05-15): ARM disclosure provided to borrower in timely manner Buyer Comment (2026-05-15): Loan changed from a fixed to an arm with valid CIC [Redacted]	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504466		3158625167		36365894			Compliance	Compliance	Federal Compliance	TILA	Loan Product Switched From Fixed to ARM	Unable to determine when loan switched from a fixed rate to an adjustable rate due to missing information.	Change of Circumstance to confirm when loan changed from a fixed rate to an ARM is missing from the file.				Reviewer Comment (2026-05-15): ARM disclosure provided to the borrower timely	05/15/2026			1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225504469		3158625170		36365520			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted]over legal limit. No valid change of circumstance found in file and no evidence of a tolerance cure.				Reviewer Comment (2026-05-15): valid COC and timely disclosure received Buyer Comment (2026-05-15): Do not Concur. [Redacted] received the appraisal/invoice and a final inspection was required. Valid CIC [Redacted]. LE Redacted] disclosed timely.	05/15/2026			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes